Basis of preparation and significant accounting policies	6 Months Ended
Sep. 30, 2022
Significant Accounting Policies [Abstract]
Basis of preparation and significant accounting policies	Basis of preparation and significant accounting policies
Basis of preparation
The Group’s unaudited condensed consolidated interim financial statements for the three and six month reporting period ended September 30, 2022 have been prepared in accordance with IAS 34 ‘Interim financial reporting’.
These financial statements have been prepared on a historical cost basis, except for warrants, derivative financial instruments, other investments and put options that have been measured at fair value (Note 14)
The primary financial statements are presented in a format consistent with the consolidated financial statements presented in the March 2022 Annual Financial Report for Global Blue Group Holding AG under IAS 1 Presentation of Financial Statements, but this interim financial report contains condensed financial statements prepared in accordance with IAS 34, in that it does not include all of the notes that would be required in a complete set of financial statements. This interim financial report should be read in conjunction with the consolidated financial statements for Global Blue Group Holding AG for the year ended March 31, 2022.
Significant accounting policies
The estimation process and significant accounting policies are consistent with those applied in the annual financial statements.
A number of amended standards became applicable for the current reporting period. The group did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards.
Revision of prior period financial statements
In connection with the second amendment of the CEO’s employment agreement (refer to Note 11), resulting in the modification of certain terms within its share option plan (SOP) and restricted share awards (RSA), the Group identified an error in the valuation at grant date of its 2019 and 2020 SOP & RSA grants. As a result of this error the comparative period has been revised in the condensed consolidated financial statements and the related notes.
The Group identified an error with respect to the valuation at grant date of its SOP and RSA plans related to the underlying mechanics of the model as well as the calculation of the expected volatility assumption and the grant date determination. As a result, the share-based compensation expense and equity were understated.
Management evaluated the effect of the error to its previously issued consolidated financial statements in accordance with IAS 8 – Accounting Policies, Accounting Estimates and Errors (“IAS 8”). Based upon quantitative and qualitative factors, Management has determined that the error was not material to any of the prior annual and interim period consolidated financial statements, and therefore, amendments of previously filed reports were not required. However, Management determined that the impact of the correction would be material to record within the three and six-month periods ended September 30, 2022. As such, the revision for the correction is reflected in the financial information of the applicable prior periods in this Form 6-K and disclosure of the revised amounts on other prior periods will be reflected in future filings containing the applicable period. Correction of the error resulted in a cumulative correction to opening retained earnings as of April 1, 2021 of EUR1.1 million.
The following tables present the effect of the aforementioned revision on the Group’s condensed consolidated statement of financial position, condensed consolidated income statement, condensed consolidated statement of comprehensive income, condensed consolidated statement of cash flows and condensed consolidated statement of changes in equity.

Revision to Consolidated Income Statement

	Three months ended September 30			Six months ended September 30
(EUR thousand)	2021			2021
	As previously reported	Adjustments	Revised	As previously reported	Adjustments	Revised
Operating expenses	(23,328)	(635)	(23,963)	(90,979)	(1,387)	(92,366)
Operating (Loss) / Profit	7,883	(635)	7,248	(43,045)	(1,387)	(44,432)
(Loss) / Profit before tax	1,802	(635)	1,167	(55,589)	(1,387)	(56,976)
Income tax benefit / (expense)	4,384	112	4,496	10,322	356	10,678
(Loss) / Profit for the period	6,186	(523)	5,663	(45,267)	(1,031)	(46,298)
(Loss) / Profit attributable to:
Owners of the parent	5,753	(523)	5,230	(45,661)	(1,031)	(46,692)
Non-controlling interests	433	—	433	394	—	394
(Loss) / Profit for the period	6,186	(523)	5,663	(45,267)	(1,031)	(46,298)
			—			—
Basic and diluted (loss) / profit per ordinary share	0.03	—	0.03	(0.23)	(0.01)	(0.24)
Basic and diluted (loss) / profit per preference share	0.03	—	0.03	(0.23)	(0.01)	(0.24)

Revision to Consolidated Statement of Comprehensive Loss

	Three months ended September 30			Six months ended September 30
(EUR thousand)	2021			2021
	As previously reported	Adjustments	Revised	As previously reported	Adjustments	Revised
			—			—
Profit / (Loss) for the period	6,186	(523)	5,663	(45,267)	(1,031)	(46,298)

Total comprehensive income / (loss) for the period	6,023	(523)	5,500	(46,845)	(1,031)	(47,876)

Attributable to:
Owners of the parent	5,636	(523)	5,113	(47,109)	(1,031)	(48,140)
Non-controlling interest	387	—	387	264	—	264
Total comprehensive income / (loss) for the period	6,023	(523)	5,500	(46,845)	(1,031)	(47,876)

Revision to Consolidated Statement of Financial Position

	As of March 31
(EUR thousand)	2022
	As previously reported	Adjustments	Revised
EQUITY AND LIABILITIES

Equity attributable to owners of the parent
Share capital	1,907		1,907
Share premium	1,634,469		1,634,469
Other equity	(10,179)		(10,179)
Other reserves	(968,793)	3,038	(965,755)
Accumulated losses	(848,929)	(3,038)	(851,967)
	(191,525)	—	(191,525)
Non-controlling interests	5,732	—	5,732

Total equity	(185,793)	—	(185,793)

Revision to Consolidated Statement of Cash Flows

	Six months ended September 30
(EUR thousand)	2021
	As previously reported	Adjustments	Revised
Loss before tax	(55,589)	(1,387)	(56,976)
Other non-cash items	(19,553)	1,031	(18,522)
Changes in working capital	(55,315)	356	(54,959)
Net cash from / (used in) operating activities (A)	(81,507)	—	(81,507)

Revision to Consolidated Statement of Changes in Equity
	Six months ended September 30, 2021
	As previously reported					Adjustments					Revised
(EUR thousand)	Equity settled shared based payments	Accumulated losses	Equity	Non-controlling interests	Total equity	Equity settled shared based payments	Accumulated losses	Equity	Non-controlling interests	Total equity	Equity settled shared based payments	Accumulated losses	Equity	Non-controlling interests	Total equity
Balance as of March 31, 2021	43,871	(753,692)	(107,369)	6,779	(100,590)	—	—	—	—	—	43,871	(753,692)	(107,369)	6,779	(100,590)
Adjustment	—	—	—	—	—	1,097	(1,097)	—	—	—	1,097	(1,097)	—	—	—
Balance as of April 1, 2021	43,871	(753,692)	(107,369)	6,779	(100,590)	1,097	(1,097)	—	—	—	44,968	(754,789)	(107,369)	6,779	(100,590)
Loss for the period	—	(45,661)	(45,661)	394	(45,267)	—	(1,031)	(1,031)	—	(1,031)	—	(46,692)	(46,692)	394	(46,298)
Total comprehensive income / (loss)	—	(45,661)	(47,109)	264	(46,845)	—	(1,031)	(1,031)	—	(1,031)	—	(46,692)	(48,140)	264	(47,876)
Employee share schemes	1,200	—	1,200	—	1,200	1,031	—	1,031	—	1,031	2,231	—	2,231	—	2,231
Total contribution by and distribution to owners of the parent, recognized directly in Equity	1,200	—	1,200	—	1,200	1,031	—	1,031	—	1,031	2,231	—	2,231	—	2,231
Balance as of September 30, 2021	45,071	(799,354)	(153,279)	7,043	(146,236)	2,128	(2,128)	—	—	—	47,199	(801,482)	(153,279)	7,043	(146,236)